Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of tax recognized through profit or loss

in EUR k	2023	2022	2021
Current tax expenses	85	(152)	(72)
Current year	(41)	(144)	(56)
Adjustments for prior periods	126	(8)	(16)
Deferred tax (expense)/income	(372)	45	142
Temporary differences	(372)	45	142
Tax losses	—	—	—
Total income tax (expenses)/benefit	(287)	(107)	70

Schedule of reconciliation of the effective tax rate to the statutory rate

in EUR k	2023	2022	2021
Loss before tax	(35,245)	(38,596)	(57,532)
Taxes on the basis of the Company’s domestic tax rate	11,314	12,390	14,642
Tax rate effect of foreign tax jurisdictions	(843)	78	882
Non‑deductible expenses	(3,530)	(125)	(3,030)
Current year losses for which no deferred tax assets were recognized	(7,088)	(12,472)	(12,211)
Tax income related to prior years	125	(37)	(17)
Other effects	(265)	59	(196)
Income tax (expenses)/ benefit	(287)	(107)	70

Schedule of breakdown of deferred taxes in the statement of financial position

	December 31, 2023		December 31, 2022		December 31, 2021
	Deferred	Deferred	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(1,084)	—	(2,184)	—	(2,439)
Property, plant and equipment	—	(6)	—	(21)	—	(14)
Right-of-use assets	—	(4,158)	—	(4,186)	—	(4,617)
Measurement of service contracts	158	—	—	(35)	—	(42)
Leasing liabilities	4,082	—	4,168	—	4,563	—
Government grants	915	—	1,679	—	1,693	—
Loan Liability (Oxford)	—	(423)	—	—	—	—
Loan Liability (Convertible)	—	(643)	—	—	—	—
Measurement of Fx-effects unrealized	—	(602)	—	—	—	—
Unused tax losses	1,354	—	544	—	777	—
Sum	6,509	(6,916)	6,391	(6,426)	7,033	(7,112)
Offset	(6,509)	6,509	(6,391)	6,391	(7,033)	7,033
Deferred Taxes	—	(407)	—	(35)	—	(79)